Interest and Other Income	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Interest and Other Income
5 – INTEREST AND OTHER INCOME

$ million
	2020	2019	2018
Interest income	679	899	772
Dividend income (from investments in equity securities)	22	23	104
Net gains on sale and revaluation of non-current assets and businesses	286	2,519	3,265
Net foreign exchange (losses)/gains on financing activities	(391)	5	(174)
Other	273	179	104
Total	869	3,625	4,071

In 2020, 'Other' income mainly related to amounts recognised in respect of sublease income from partners in joint operations.

In 2019, net gains on sale of non-current assets and businesses arose mainly in respect of gains on the sale of Integrated Gas assets in Australia, Upstream assets in the USA and Denmark, as well as Oil Products assets in Saudi Arabia and China.
In 2018, net gains on sale of non-current assets and businesses arose mainly in respect of gains on the sale of Integrated Gas assets in Thailand, Malaysia, Oman and New Zealand, as well as Upstream assets in Iraq and Malaysia and an Oil Products divestment in Argentina, partly offset by a charge related to the disposal of our Upstream assets in Ireland.